Equity Oriented or Fixed Income Oriented Funds | The High-Yield Bond Portfolio
The High-Yield Bond Portfolio
What is the Portfolio's investment objective?
The High-Yield Bond Portfolio seeks high total return.
What are the Portfolio's fees and expenses?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Oriented or Fixed Income Oriented Funds The High-Yield Bond Portfolio DPT CLASS
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual portfolio operating expenses	0.56%
Fee waivers and expense reimbursements	none	[1]
Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.56%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/ reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.59% of the Portfolio's average daily net assets from Feb. 26, 2016 through Feb. 28, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Oriented or Fixed Income Oriented Funds | The High-Yield Bond Portfolio | DPT CLASS | USD ($)	57	179	313	701

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 84% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio will primarily invest its assets at the time of purchase in: (1) below investment grade corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO; (2) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or that may be unrated but considered to be of comparable quality. Of these categories of securities, the Manager anticipates investing primarily in corporate bonds. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and that may be speculative. The Portfolio may invest up to 40% of its net assets in foreign securities; however, the Portfolio's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Portfolio's net assets, and investments in emerging market securities will be limited to 20% of the Portfolio's net assets. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (80% Policy). The Portfolio's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

High yield, fixed income securities, or high yield bonds, are generally considered to be those rated lower than BBB- by S&P and lower than Baa3 by Moody's, or similarly rated by another NRSRO. The Portfolio will generally focus its investments on bonds in the BB/Ba or B/B ratings categories and in unrated bonds of similar quality.

From time to time, the Portfolio may acquire zero-coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds; however, the Portfolio generally does not purchase a substantial number of these securities.

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities that are backed by the full faith and credit of the U.S.

The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with the Portfolio's investment objective.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Investments not guaranteed by Delaware Management Company (Manager) or its affiliates

Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has The High-Yield Bond Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

Year-by-year total return (The High-Yield Bond Portfolio)

During the periods illustrated in this bar chart, The High-Yield Bond Portfolio's highest quarterly return was 21.06% for the quarter ended June 30, 2009 and its lowest quarterly return was -17.17% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Equity Oriented or Fixed Income Oriented Funds - The High-Yield Bond Portfolio	1 Year	5 Years	10 Years
DPT CLASS	(4.98%)	4.89%	7.15%
DPT CLASS | After Taxes on Distributions	(7.05%)	2.40%	4.32%
DPT CLASS | After Taxes on Distributions and sale of Portfolio shares	(2.82%)	2.79%	4.42%
BofA Merrill Lynch U.S. High Yield Constrained Index	(4.61%)	4.84%	6.81%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.